FEDERAL INCOME TAXES	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
FEDERAL INCOME TAXES

NOTE 7. FEDERAL INCOME TAXES

Beginning in 2018, we were no longer able to qualify as a RIC under Subchapter M of the Code. The increase in value that resulted from the initial public offerings (IPOs) of Pivotal Systems and Revasum meant that we were no longer able to satisfy the diversification requirements for qualification as a RIC. As a result of this change, we were taxed as a corporation for our fiscal year ended December 31, 2018, and will continue to be taxed in that manner for future fiscal years, paying federal and applicable state corporate taxes on our taxable income, unless and until we are able to once again qualify as a RIC, based on changes in the composition of our portfolio. Consequently, at the close of each fiscal quarter beginning with the quarter ended June 30, 2018, we will record a deferred tax liability for any net realized gains and net ordinary income for the year-to-date period plus net unrealized gains as of the end of the quarter.

The reorganization described in Note 1 (the formation of FVI as a fully owned subsidiary for investment activities) was structured to avoid any adverse tax consequences for the Company and its shareholders. For the fiscal years which the Company operates as a RIC, we believe Company’s engaging in investment activities through FVI did not, in our view, jeopardize the Company’s ability to continue to qualify as a RIC under the Code at that time when the Company was eligible to be treated as a RIC.

The following information is based upon the U.S. federal income tax cost of portfolio investments as of March 31, 2023.

FEDERAL INCOME TAX COST:
Gross unrealized appreciation	$1,714,038
Gross unrealized depreciation	(101,061,201)
Net unrealized (depreciation)	$(99,347,163)
Federal income tax cost, Investments	$134,708,998

The Company did not qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, therefore it is taxed as a corporation. As a corporation, the Company is obligated to pay federal and state income tax on taxable income. The Company’s net deferred tax asset balance has a full valuation allowance based on management’s estimate of future realization of such assets. The Company is currently using an estimated tax rate of 21% for Federal and 6.98% for state taxes.

The Company’s income tax provision consists of the following as of December 31, 2022:

Deferred tax (expense)/benefit
Federal	$—
State	—
Total deferred tax (expense)/benefit	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, and (ii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

Components of the Company’s deferred tax assets and liabilities as of December 31, 2022 are as follows:

AMOUNT
Deferred tax assets:
Net operating loss carryforward	$4,616,720
Capital loss carryforward	6,960,412
Net unrealized losses (gains) on investment securities	28,726,530
Total deferred tax assets, net	40,303,662
Valuation allowance	(40,303,662)
Net	$—

For the year ended December 31, 2022, the Company had an effective tax rate of 0% and a statutory tax rate of 21% (27.98% with state income tax) with the difference being attributable to changes in the components of the deferred tax assets and the valuation allowance account.

The effective tax rate and statutory federal income tax rate for the three-month periods ended March 31, 2023 and 2022 were as follows:

	THREE MONTHS ENDED MARCH 31, 2023	THREE MONTHS ENDED MARCH 31, 2022
Effective tax rate	0%	0%
Statutory federal income tax rate	21%	21%

The variance in the effective tax rate and statutory federal income tax rate for the three-month period ending March 31, 2023, is the result of changes to the deferred tax assets and related valuation allowance account. At March 31, 2023, the Company has established a full valuation allowance on its net deferred tax assets.

To the extent the Company has a deferred tax asset or if a portion of the deferred tax liability is offset by a tax asset resulting from net operating losses, consideration is given to whether or not a valuation allowance is required against the deferred tax asset amount. A valuation allowance is required if, based on the evaluation criterion provided by Accounting Standard Codification (“ASC”) 740, Income Taxes (ASC 740), it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Company’s valuation allowance are: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods, and the associated risks that operating and capital loss carryforwards may expire unused. Based on the Company’s assessment, it has determined that in the future it is more likely than not that the Company will not generate the necessary appropriate character of income within the carryforward periods to realize its deferred tax assets, and as such, has placed a full allowance on the deferred tax assets.

From time to time, and as new information becomes available, the Company will modify its forecasts, estimates or assumptions regarding its deferred tax liability or asset.

Modifications of the Company’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any), and changes in applicable tax law could result in increases or decreases in the Company’s NAV, which could be material. Such changes could have a material impact on the Company’s NAV and results of operations with respect to the Company’s shareholders in the period it is recorded, even though the shareholders at such time might not have held shares in the Company at the time the deferred tax asset or liability had been established.

The Company’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2022, the Company did not have any interest or penalties associated with the underpayment of any income taxes.

The Company files income tax returns in the U.S. federal jurisdiction and California. The Company has reviewed all major jurisdictions and concluded that there is no significant impact on the Company’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

As of December 31, 2022, the Company had net operating loss carryforwards for federal and state of income tax purposes of $16,500,072, which may be carried forward indefinitely.

As of December 31, 2022, the Company had net capital loss carryforwards for federal and state income tax purposes, which may be carried forward for 5 years, as follows:

EXPIRATION DATE	AMOUNT
12/31/24	$14,230,073
12/31/25	7,516,642
12/31/27	3,129,665
Total	$24,876,380